Current Liabilites - Trade and Other Payables (Detail) - AUD ($)	Jun. 30, 2020	Jun. 30, 2019
Disclosure of trade and other payables [line Items]
Trade payables	$ 1,639,661	$ 2,557,273
Other payables and accruals	1,294,706	2,503,095
Total trade and Other current payables	$ 2,934,367	$ 5,060,368